Note 7 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Debt Issuance Costs, Gross	$ 401,000	$ 2,200,000	$ 401,000
Accumulated Amortization, Debt Issuance Costs		81,000
Long-term Debt, Total	0	11,918,000	0
Revolving Credit Facility [Member]
Debt Issuance Costs, Gross		2,200,000
Long-term Debt, Gross	0	14,000,000	0
Revolving Credit Facility [Member] | Fifth Third Bank, National Association [Member]
Line of Credit Facility, Maximum Borrowing Capacity	40,000,000.0	125,000,000	40,000,000.0
Line of Credit Facility, Commitment Fee Amount	20,000,000.0	125,000,000.0
Line of Credit Facility, Current Borrowing Capacity	20,000,000.0	125,000,000.0	20,000,000.0
Debt Instrument, Face Amount	500,000,000.0	500,000,000.0	500,000,000.0
Long-term Debt, Gross	0	$ 14,000,000.0	$ 0
Debt Instrument, Interest Rate, Effective Percentage		3.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.50%	0.50%
Debt Instrument, Covenant, Minimum Cash Threshold for Prepayment to be Due	20,000,000.0	$ 20,000,000.0	$ 20,000,000.0
Revolving Credit Facility [Member] | Fifth Third Bank, National Association [Member] | Maximum [Member]
Debt Instrument, Covenant, Maximum Total Debt to EBITDAX Ratio		3.00	3.00
Revolving Credit Facility [Member] | Fifth Third Bank, National Association [Member] | Minimum [Member]
Debt Instrument, Covenant, Minimum Current Ratio		1.00	1.00
Revolving Credit Facility [Member] | Fifth Third Bank, National Association [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate			0.50%
Letter of Credit [Member] | Fifth Third Bank, National Association [Member] | London Interbank Offered Rate (LIBOR), Applicable Margin [Member]
Debt Instrument, Basis Spread on Variable Rate		0.125%	0.125%
Other Noncurrent Assets [Member]
Accumulated Amortization, Debt Issuance Costs	$ 4,000		$ 4,000